Share Capital	6 Months Ended
Jun. 30, 2024
Share Capital, Reserves, And Other Equity Interest [Abstract]
Share Capital	Note 9 - Share Capital
(Amounts in thousands, except per share and per unit data)
The Company has one class of common shares which carry the right to one vote at annual general meetings of the Group. As of June 30, 2024, the
Group had no limit on the amount of authorized share capital and all shares in issue were fully paid.
Effective December 5, 2023, the Company executed a 20-for-1 consolidation of its outstanding shares. The Company’s issued share capital was retrospectively adjusted for all reporting periods.
Share capital represents the nominal (par) value of shares (£0.20) that have been issued. Share premium includes any premiums received on issue of share capital above par. Any transaction costs associated with the issuance of shares are deducted from share premium, net of any related income tax benefits. The components of share capital include:
Issuance of Share Capital
During the six months ended June 30, 2024, there were no issuances of share capital.
In February 2023, the Group placed 6,422 new shares at $25.34 per share (£21.00) to raise gross proceeds of $162,757 (approximately £134,866).
Associated costs of the placing were $5,969. The Group used the proceeds to fund the Tanos II transaction, discussed in Note 4.
Treasury Shares
The Group’s holdings in its own equity instruments are classified as treasury shares. The consideration paid, including any directly attributable incremental costs, is deducted from the stockholders’ equity of the Group until the shares are cancelled or reissued. No gain or loss is recognized in the income statement on the purchase, sale, issue or cancellation of treasury shares.
Employee Benefit Trust (“EBT”)
In March 2022, the Group established the EBT for the benefit of the employees of the Group. The Group funds the EBT to facilitate the acquisition of shares. The shares in the EBT are held to satisfy awards and grants under the Group’s 2017 Equity Incentive Plan and the Employee Share Purchase
Plan (the “ESPP”). Shares held in the EBT are accounted for in the same manner as treasury shares and are therefore included in the Consolidated
Financial Statements as Treasury Shares.
During the six months ended June 30, 2024, the EBT reissued 116 shares to settle vested share-based awards and ESPP purchases. During the six months ended June 30, 2024 the EBT purchased 197 shares at an average price per share of $13.10 (approximately £10.41) for a total consideration of
$2,582 (approximately £2,053). As of June 30, 2024, the EBT held 448 shares.
During the six months ended June 30, 2023, the EBT reissued 296 shares to settle vested share-based awards and ESPP purchases. No shares were purchased by the EBT during the six months ended June 30, 2023. As of June 30, 2023, the EBT held 406 shares.
Repurchase of Shares
During the six months ended June 30, 2024, the Group repurchased 619 treasury shares at an average price per share of $13.09 totaling $8,094.
During the six months ended June 30, 2023, the Group repurchased 10 treasury shares at an average price per share of $21.30 totaling $213.
The following tables summarize the Group's share capital, net of customary transaction costs, for the periods presented:

	Number of Shares	Total Share Capital	Total Share Premium
Balance as of January 1, 2024	47,556	$12,897	$1,208,192
Issuance of EBT shares (equity compensation)	116	—	—
Repurchase of shares (EBT)	(197)	—	—
Repurchase of shares (share buyback program)	(619)	(104)	—
Balance as of June 30, 2024	46,856	$12,793	$1,208,192

Balance as of January 1, 2023	41,447	$11,503	$1,052,959
Issuance of share capital (equity placement)	6,422	1,555	155,233
Issuance of EBT shares (equity compensation)	296	—	—
Repurchase of shares (share buyback program)	(10)	(2)	—
Balance as of June 30, 2023	48,155	$13,056	$1,208,192

Balance as of January 1, 2023	41,447	$11,503	$1,052,959
Issuance of share capital (equity placement)	6,422	1,555	155,233
Issuance of EBT shares (equity compensation)	334	—	—
Repurchase of shares (share buyback program)	(647)	(161)	—
Balance as of December 31, 2023	47,556	$12,897	$1,208,192